Capital stock - Voting Common Shares (Details) - CAD ($)	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023
Capital stock
Issued capital	$ 80,822,387	$ 55,421,479
Common shares
Capital stock
Issued capital	$ 80,783,662	$ 55,382,754
Shares outstanding	1,033,764	16,350	8,971	8,282
Pre-funded warrants
Capital stock
Issued capital	$ 38,725	$ 38,725
Shares outstanding	48	48